Common Shares and Treasury Stock - Movement of the outstanding common shares and treasury stock (Detail) - shares	12 Months Ended
	May 31, 2019	May 31, 2018	May 31, 2017
Balance, shares	158,379,387
Balance, shares	158,801,714	158,379,387
Common Stock [Member]
Balance, shares	158,319,910	157,687,444	157,439,397
Reissuance of treasury stock for NES	59,477	631,966	200,000
Reissuance of treasury stock for the exercises of options		500	48,047
Issuance of common share for NES	422,327
Shares repurchase	(952,000)
Balance, shares	157,849,714	158,319,910	157,687,444
Treasury Stock [Member]
Balance, shares	59,477	691,943	939,990
Reissuance of treasury stock for NES	(59,477)	(631,966)	(200,000)
Reissuance of treasury stock for the exercises of options		(500)	(48,047)
Shares repurchase	952,000
Balance, shares	952,000	59,477	691,943